Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0001002427
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2012
Morgan Stanley Multi Cap Growth Trust (Prospectus Summary) | Morgan Stanley Multi Cap Growth Trust | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPOAX
Morgan Stanley Multi Cap Growth Trust (Prospectus Summary) | Morgan Stanley Multi Cap Growth Trust | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPOBX
Morgan Stanley Multi Cap Growth Trust (Prospectus Summary) | Morgan Stanley Multi Cap Growth Trust | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPOCX
Morgan Stanley Multi Cap Growth Trust (Prospectus Summary) | Morgan Stanley Multi Cap Growth Trust | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPODX